Description of Business and Segment Information - Additional Information (Detail) - Property	Dec. 29, 2018	Sep. 29, 2018	Oct. 01, 2016
Segment Reporting Information [Line Items]
Number of owned television stations		8
Disneyland Paris
Segment Reporting Information [Line Items]
Number of theme parks		2
Number of hotels		7
Number of convention centers		2
Ownership Interest in Eco-Tourism Resort		50.00%
Hong Kong Disneyland Resort
Segment Reporting Information [Line Items]
Number of theme parks		1
Number of hotels		3
Effective ownership interest	47.00%	47.00%
Shanghai Disney Resort
Segment Reporting Information [Line Items]
Number of theme parks		1
Number of hotels		2
Effective ownership interest	43.00%	43.00%
Shanghai Disney Resort Management Company
Segment Reporting Information [Line Items]
Effective ownership interest	70.00%	70.00%
Florida
Segment Reporting Information [Line Items]
Number of theme parks		4
Number of hotels		18
California
Segment Reporting Information [Line Items]
Number of theme parks		2
Number of hotels		3
Tokyo
Segment Reporting Information [Line Items]
Number of theme parks		2
Number of hotels		4
A And E Television Networks Llc
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest		50.00%	50.00%
Vice Media
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest	21.00%	11.00%
Viceland [Member] | Vice Media
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest	50.00%
Viceland [Member] | A&E
Segment Reporting Information [Line Items]
Equity Method Investment, Ownership Interest	50.00%